UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6310

Greenwich Street Series Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULES OF INVESTMENTS

GREENWICH STREET SERIES FUND

Equity Index Portfolio

Diversified Strategic Income Portfolio

Salomon Brothers Variable All Cap Value Fund

Salomon Brothers Variable Money Market Fund

Salomon Brothers Variable Aggressive Growth Fund

Salomon Brothers Variable International Equity Fund

Salomon Brothers Variable Growth & Income Fund

FORM N-Q

SEPTEMBER 30, 2004

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 97.0%

CONSUMER DISCRETIONARY - 13.0%

Auto Components - 0.2%
10,483	Cooper Tire & Rubber Co.	$211,442
21,235	Dana Corp.	375,647
78,834	Delphi Corp.	732,368
24,472	The Goodyear Tire & Rubber Co. (a)	262,829
26,483	Johnson Controls, Inc.	1,504,499
18,559	Visteon Corp.	148,286

		3,235,071

Automobiles - 0.6%
257,623	Ford Motor Co.	3,619,603
78,891	General Motors Corp.	3,351,290
42,611	Harley-Davidson, Inc.	2,532,798

		9,503,691

Hotels, Restaurants and Leisure - 1.4%
88,469	Carnival Corp.	4,183,699
23,150	Darden Restaurants, Inc.	539,858
15,532	Harrah’s Entertainment, Inc.	822,885
53,056	Hilton Hotels Corp.	999,575
48,816	International Game Technology	1,754,935
32,340	Marriott International, Inc., Class A Shares	1,680,386
177,451	McDonald’s Corp.	4,973,952
55,667	Starbucks Corp. (a)	2,530,622
28,521	Starwood Hotels & Resorts Worldwide, Inc.	1,323,945
15,961	Wendy’s International, Inc.	536,290
41,460	Yum! Brands, Inc.	1,685,764

		21,031,911

Household Durables - 0.5%
10,951	The Black & Decker Corp.	848,045
17,426	Centex Corp.	879,316
20,476	Fortune Brands, Inc.	1,517,067
6,598	KB Home	557,465
26,815	Leggett & Platt, Inc.	753,502
11,207	Maytag Corp.	205,873
38,672	Newell Rubbermaid Inc.	774,987
17,650	Pulte Homes, Inc.	1,083,180
8,270	Snap-on Inc.	227,921
11,492	The Stanley Works	488,755
9,787	Whirlpool Corp.	588,101

		7,924,212

Internet and Catalog Retail - 0.6%
90,768	eBay Inc. (a)	8,345,210

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Leisure Equipment and Products - 0.2%
13,060	Brunswick Corp.	$597,626
40,336	Eastman Kodak Co.	1,299,626
24,713	Hasbro, Inc.	464,604
60,692	Mattel, Inc.	1,100,346

		3,462,202

Media - 3.4%
86,685	Clear Channel Communications, Inc.	2,701,971
316,125	Comcast Corp., Class A Shares (a)	8,927,370
11,366	Dow Jones & Co., Inc.	461,573
38,036	Gannett Co., Inc.	3,185,895
58,421	The Interpublic Group of Cos., Inc. (a)	618,678
11,291	Knight-Ridder, Inc.	738,996
26,919	The McGraw Hill Cos., Inc.	2,145,175
6,912	Meredith Corp.	355,139
21,205	The New York Times Co., Class A Shares	829,116
26,770	Omnicom Group Inc.	1,955,816
640,243	Time Warner Inc. (a)	10,333,522
46,404	Tribune Co.	1,909,525
45,345	Univision Communications Inc., Class A Shares (a)	1,433,355
245,769	Viacom Inc., Class B Shares	8,248,008
287,898	The Walt Disney Co.	6,492,100

		50,336,239

Multi-Line Retail - 3.4%
16,836	Big Lots, Inc. (a)	205,904
64,375	Costco Wholesale Corp.	2,675,425
11,434	Dillard’s, Inc., Class A Shares	225,707
47,510	Dollar General Corp.	957,327
24,060	Family Dollar Stores, Inc.	652,026
25,412	Federated Department Stores, Inc.	1,154,467
38,437	J.C. Penney Co., Inc.	1,356,057
47,744	Kohl’s Corp. (a)	2,300,783
40,708	The May Department Stores Co.	1,043,346
19,179	Nordstrom, Inc.	733,405
31,241	Sears Roebuck & Co.	1,244,954
128,161	Target Corp.	5,799,285
602,732	Wal-Mart Stores, Inc.	32,065,342

		50,414,028

Specialty Retail - 2.3%
38,491	AutoNation, Inc. (a)	657,426
12,242	AutoZone, Inc. (a)	945,695
41,867	Bed Bath & Beyond Inc. (a)	1,553,684
45,710	Best Buy Co., Inc.	2,479,310
29,943	Circuit City Stores, Inc.	459,326
126,129	The Gap, Inc.	2,358,612

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Specialty Retail - 2.3% (continued)
313,875	The Home Depot, Inc.	$12,303,900
65,710	Limited Brands	1,464,676
110,585	Lowe’s Cos., Inc.	6,010,295
43,487	Office Depot, Inc. (a)	653,610
22,906	RadioShack Corp.	656,028
20,337	The Sherwin-Williams Co.	894,015
70,256	Staples, Inc.	2,095,034
20,608	Tiffany & Co.	633,490
70,994	The TJX Cos., Inc.	1,564,708
29,522	Toys “R” Us, Inc. (a)	523,720

		35,253,529

Textiles and Apparel - 0.4%
26,245	Coach, Inc. (a)	1,113,313
17,725	Jones Apparel Group, Inc.	634,555
15,493	Liz Claiborne, Inc.	584,396
37,017	NIKE, Inc., Class B Shares	2,916,940
8,295	Reebok International Ltd.	304,592
15,313	V.F. Corp.	757,228

		6,311,024

	TOTAL CONSUMER DISCRETIONARY	195,817,117

CONSUMER STAPLES - 8.0%

Beverages - 2.3%
5,134	Adolph Coors Co., Class B Shares	348,701
114,388	Anheuser-Busch Co., Inc.	5,713,681
17,082	Brown-Forman Corp., Class B Shares	782,356
343,528	The Coca-Cola Co.	13,758,296
64,450	Coca-Cola Enterprises Inc.	1,218,105
36,588	Pepsi Bottling Group, Inc.	993,364
240,283	PepsiCo, Inc.	11,689,768

		34,504,271

Food and Drug Retailing - 1.0%
51,395	Albertson’s, Inc.	1,229,882
55,545	CVS Corp.	2,340,111
104,941	The Kroger Co. (a)	1,628,684
62,064	Safeway Inc. (a)	1,198,456
19,048	SUPERVALU Inc.	524,772
90,527	Sysco Corp.	2,708,568
144,056	Walgreen Co.	5,161,526
19,546	Winn-Dixie Stores Inc.	60,397

		14,852,396

Food Products - 1.2%
90,643	Archer-Daniels-Midland Co.	1,539,118
57,848	Campbell Soup Co.	1,520,824
75,306	ConAgra Foods, Inc.	1,936,117

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Food Products - 1.2% (continued)
52,820	General Mills, Inc.	$2,371,618
49,439	H.J. Heinz Co.	1,780,793
36,678	Hershey Foods Corp.	1,713,229
57,965	Kellogg Co.	2,472,787
19,504	McCormick & Co., Inc.	669,767
111,131	Sara Lee Corp.	2,540,455
31,597	Wm. Wrigley Jr. Co.	2,000,406

		18,545,114

Household Products - 1.9%
29,548	The Clorox Co.	1,574,908
74,752	Colgate-Palmolive Co.	3,377,295
70,544	Kimberly-Clark Corp.	4,556,437
363,132	The Procter & Gamble Co.	19,652,704

		29,161,344

Personal Products - 0.6%
12,806	Alberto-Culver Co.	556,805
66,058	Avon Products, Inc.	2,885,413
141,345	The Gillette Co.	5,899,740

		9,341,958

Tobacco - 1.0%
287,547	Altria Group, Inc.	13,526,211
23,460	UST Inc.	944,500

		14,470,711

	TOTAL CONSUMER STAPLES	120,875,794

ENERGY - 7.0%

Energy Equipment and Services - 1.0%
46,988	Baker Hughes Inc.	2,054,315
22,320	BJ Services Co.	1,169,791
61,555	Halliburton Co.	2,073,788
20,631	Nabors Industries, Ltd. (a)	976,878
18,860	Noble Corp. (a)	847,757
14,798	Rowan Cos., Inc. (a)	390,667
82,698	Schlumberger Ltd.	5,566,402
44,740	Transocean Inc. (a)	1,600,797

		14,680,395

Oil and Gas - 6.0%
12,594	Amerada Hess Corp.	1,120,866
35,480	Anadarko Petroleum Corp.	2,354,453
45,509	Apache Corp.	2,280,456
9,710	Ashland, Inc.	544,537
55,442	Burlington Resources, Inc.	2,262,034
300,804	ChevronTexaco Corp.	16,135,127
96,220	ConocoPhillips	7,971,827
32,570	Devon Energy Corp.	2,312,796

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Oil and Gas - 6.0% (continued)
16,190	EOG Resources, Inc.	$1,066,112
921,457	Exxon Mobil Corp.	44,534,017
22,147	Kerr-McGee Corp.	1,267,916
47,619	Marathon Oil Corp.	1,965,712
54,479	Occidental Petroleum Corp.	3,047,010
10,888	Sunoco, Inc.	805,494
36,413	Unocal Corp.	1,565,759
17,928	Valero Energy Corp.	1,438,005

		90,672,121

	TOTAL ENERGY	105,352,516

FINANCIALS - 20.0%

Banks - 6.7%
49,468	AmSouth Bancorp.	1,207,019
574,194	Bank of America Corp.	24,879,826
108,818	The Bank of New York Co., Inc.	3,174,221
76,794	BB&T Corp.	3,047,954
24,516	Comerica Inc.	1,455,025
79,451	Fifth Third Bancorp	3,910,578
17,558	First Horizon National Corp.	761,315
21,346	Golden West Financial Corp.	2,368,339
31,910	Huntington Bancshares Inc.	794,878
59,009	KeyCorp	1,864,684
16,756	M&T Bank Corp.	1,603,549
31,979	Marshall & Ilsley Corp.	1,288,754
60,663	Mellon Financial Corp.	1,679,758
95,457	National City Corp.	3,686,549
23,913	North Fork Bancorp., Inc.	1,062,933
30,900	Northern Trust Corp.	1,260,720
38,999	PNC Financial Services Group	2,109,846
65,135	Regions Financial Corp.	2,153,363
46,440	SouthTrust Corp.	1,934,690
42,847	Sovereign Bancorp, Inc.	934,922
39,550	SunTrust Banks, Inc.	2,784,716
42,413	Synovus Financial Corp.	1,109,100
269,876	U.S. Bancorp	7,799,416
184,866	Wachovia Corp.	8,679,459
126,525	Washington Mutual, Inc.	4,944,597
237,868	Wells Fargo & Co.	14,184,069
12,687	Zions Bancorp	774,414

		101,454,694

Diversified Financials - 8.4%
180,683	American Express Co.	9,297,947
14,491	The Bear Stearns Cos. Inc.	1,393,599
32,352	Capital One Financial Corp.	2,390,813

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Diversified Financials - 8.4% (continued)
191,208	The Charles Schwab Corp.	$1,757,202
723,843	Citigroup, Inc.	31,935,953
77,796	Countrywide Financial Corp.	3,064,384
51,745	E*TRADE Financial Corp. (a)	590,928
136,615	Fannie Mae	8,661,391
15,035	Federated Investors, Inc., Class B Shares	427,595
35,086	Franklin Resources, Inc.	1,956,395
96,710	Freddie Mac	6,309,360
67,948	The Goldman Sachs Group, Inc.	6,335,472
496,611	JPMorgan Chase & Co.	19,730,355
33,792	Janus Capital Group, Inc.	459,909
38,879	Lehman Brothers Holdings Inc.	3,099,434
179,765	MBNA Corp.	4,530,078
136,484	Merrill Lynch & Co., Inc.	6,785,984
20,842	Moody’s Corp.	1,526,676
154,088	Morgan Stanley	7,596,538
45,285	Principal Financial Group, Inc.	1,628,901
40,457	Providian Financial Corp. (a)	628,702
63,540	SLM Corp.	2,833,884
47,135	State Street Corp.	2,013,136
17,655	T. Rowe Price Group Inc.	899,346

		125,853,982

Insurance - 4.5%
39,123	ACE Ltd.	1,567,267
72,081	AFLAC, Inc.	2,826,296
98,851	Allstate Corp.	4,743,859
14,926	Ambac Financial Group, Inc.	1,193,334
366,561	American International Group, Inc.	24,922,482
44,171	Aon Corp.	1,269,475
26,437	The Chubb Corp.	1,857,992
23,599	Cincinnati Financial Corp.	972,751
40,901	The Hartford Financial Services Group, Inc.	2,532,999
19,770	Jefferson-Pilot Corp.	981,778
24,902	Lincoln National Corp.	1,170,394
26,088	Loews Corp.	1,526,148
74,412	Marsh & McLennan Cos., Inc.	3,405,093
20,181	MBIA Inc.	1,174,736
107,028	MetLife, Inc.	4,136,632
13,898	MGIC Investment Corp.	924,912
30,467	The Progressive Corp.	2,582,078
76,000	Prudential Financial, Inc.	3,575,040
19,460	SAFECO Corp.	888,349
93,176	The St. Paul Travelers Cos., Inc.	3,080,399
15,889	Torchmark Corp.	844,977
41,502	UnumProvident Corp.	651,166

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Insurance - 4.5% (continued)
19,367	XL Capital Ltd., Class A Shares	$1,432,964

		68,261,121

Real Estate - 0.4%
13,159	Apartment Investment and Management Co., Class A Shares	457,670
56,087	Equity Office Properties Trust	1,528,371
39,234	Equity Residential	1,216,254
25,781	Plum Creek Timber Co., Inc.	903,108
25,244	ProLogis	889,599
28,597	Simon Property Group, Inc.	1,533,657

		6,528,659

	TOTAL FINANCIALS	302,098,456

HEALTHCARE - 12.7%

Biotechnology - 1.3%
181,172	Amgen Inc. (a)	10,268,829
46,079	Biogen Idec Inc. (a)	2,818,652
26,210	Chiron Corp. (a)	1,158,482
31,628	Genzyme Corp. (a)	1,720,879
60,756	Gilead Sciences, Inc. (a)	2,271,059
34,903	MedImmune, Inc. (a)	827,201

		19,065,102

Healthcare Equipment and Supplies - 2.2%
29,344	Applera Corp. - Applied Biosystems Group	553,721
7,368	Bausch & Lomb, Inc.	489,604
85,901	Baxter International, Inc.	2,762,576
35,402	Becton Dickinson & Co.	1,830,283
36,066	Biomet, Inc.	1,690,774
115,019	Boston Scientific Corp. (a)	4,569,705
14,570	C.R. Bard, Inc.	825,099
15,837	Fisher Scientific International Inc. (a)	923,772
43,800	Guidant Corp.	2,892,552
33,840	IMS Health Inc.	809,453
170,315	Medtronic, Inc.	8,839,349
6,927	Millipore Corp. (a)	331,457
24,225	St. Jude Medical, Inc. (a)	1,823,416
55,942	Stryker Corp.	2,689,691
34,022	Zimmer Holdings, Inc. (a)	2,689,099

		33,720,551

Healthcare Providers and Services - 1.9%
21,611	Aetna, Inc.	2,159,587
15,858	AmerisourceBergen Corp.	851,733
19,383	Anthem, Inc. (a)	1,691,167
61,185	Cardinal Health, Inc.	2,678,067
62,843	Caremark Rx, Inc. (a)	2,015,375
19,714	CIGNA Corp.	1,372,686

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Healthcare Providers and Services - 1.9% (continued)
10,843	Express Scripts, Inc. (a)	$708,482
69,780	HCA Inc.	2,662,107
34,324	Health Management Associates, Inc., Class A Shares	701,239
22,368	Humana, Inc. (a)	446,913
12,398	Manor Care, Inc.	371,444
41,075	McKesson Corp.	1,053,574
14,539	Quest Diagnostics Inc.	1,282,631
65,914	Tenet Healthcare Corp. (a)	711,212
95,987	UnitedHealth Group Inc.	7,078,081
21,743	WellPoint Health Networks, Inc. (a)	2,284,972

		28,069,270

Pharmaceuticals - 7.3%
219,895	Abbott Laboratories	9,314,752
18,473	Allergan, Inc.	1,340,216
272,830	Bristol-Myers Squibb Co.	6,457,886
157,891	Eli Lilly and Co.	9,481,355
51,593	Forest Laboratories, Inc. (a)	2,320,653
20,995	Hospira, Inc. (a)	642,447
416,981	Johnson & Johnson	23,488,540
34,103	King Pharmaceuticals, Inc. (a)	407,190
38,159	Medco Health Solutions, Inc. (a)	1,179,113
312,474	Merck & Co., Inc.	10,311,642
37,625	Mylan Laboratories Inc.	677,250
1,071,766	Pfizer Inc.	32,796,040
206,757	Schering-Plough Corp.	3,940,788
15,113	Watson Pharmaceuticals, Inc. (a)	445,229
187,269	Wyeth	7,003,861

		109,806,962

	TOTAL HEALTHCARE	190,661,885

INDUSTRIALS - 12.3%

Aerospace and Defense - 1.7%
118,295	The Boeing Co.	6,106,388
27,865	General Dynamics Corp.	2,845,016
16,487	Goodrich Corp.	517,032
63,510	Lockheed Martin Corp.	3,542,588
52,528	Northrop Grumman Corp.	2,801,318
58,316	Raytheon Co.	2,214,842
24,894	Rockwell Collins, Inc.	924,563
72,474	United Technologies Corp.	6,767,622

		25,719,369

Air Freight and Couriers - 1.1%
42,008	FedEx Corp.	3,599,666
9,142	Ryder Systems, Inc.	430,040

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Air Freight and Couriers - 1.1% (continued)
158,708	United Parcel Service, Inc., Class B Shares	$12,049,111

		16,078,817

Airlines - 0.1%
16,863	Delta Air Lines, Inc. (a)	55,479
111,120	Southwest Airlines Co.	1,513,454

		1,568,933

Building Products - 0.3%
30,513	American Standard Cos. Inc. (a)	1,187,261
8,171	Crane Co.	236,305
63,613	Masco Corp.	2,196,557

		3,620,123

Commercial Services and Supplies - 1.8%
45,484	Allied Waste Industries, Inc. (a)	402,533
24,789	Apollo Group, Inc., Class A Shares (a)	1,818,769
82,879	Automatic Data Processing Inc.	3,424,560
15,479	Avery Dennison Corp.	1,018,209
141,627	Cendant Corp.	3,059,143
24,148	Cintas Corp.	1,015,182
19,648	Convergys Corp. (a)	263,873
7,018	Deluxe Corp.	287,878
19,346	Equifax, Inc.	509,961
124,638	First Data Corp.	5,421,753
27,432	Fiserv, Inc. (a)	956,280
25,052	H&R Block, Inc.	1,238,070
15,714	Monster Worldwide, Inc. (a)	387,193
52,889	Paychex, Inc.	1,594,603
32,787	Pitney Bowes, Inc.	1,445,907
30,212	R.R. Donnelley & Sons Co.	946,240
24,008	Robert Half International Inc.	618,686
19,958	Sabre Holdings Corp., Class A Shares	489,570
80,910	Waste Management, Inc.	2,212,079

		27,110,489

Construction and Engineering - 0.0%
11,433	Fluor Corp.	508,997

Electrical Equipment - 0.4%
27,498	American Power Conversion Corp.	478,190
12,819	Cooper Industries, Ltd., Class A Shares	756,321
59,359	Emerson Electric Co.	3,673,729
12,477	Power-One, Inc. (a)	80,851
26,454	Rockwell Automation, Inc.	1,023,770

		6,012,861

Industrial Conglomerates - 4.9%
110,074	3M Co.	8,802,618
1,481,841	General Electric Co.	49,760,221

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Industrial Conglomerates - 4.9% (continued)
120,585	Honeywell International Inc.	$4,324,178
21,575	Reynolds American Inc.	1,467,963
19,311	Textron, Inc.	1,241,118
280,986	Tyco International Ltd.	8,615,031

		74,211,129

Machinery - 1.4%
48,764	Caterpillar Inc.	3,923,064
5,925	Cummins Inc.	437,798
43,334	Danaher Corp.	2,222,168
34,168	Deere & Co.	2,205,544
28,605	Dover Corp.	1,111,876
21,401	Eaton Corp.	1,357,037
43,296	Illinois Tool Works, Inc.	4,033,888
24,697	Ingersoll-Rand Co. Ltd., Class A Shares	1,678,655
12,933	ITT Industries, Inc.	1,034,511
9,703	Navistar International Corp. (a)	360,855
24,495	PACCAR Inc.	1,693,094
17,378	Pall Corp.	425,413
16,691	Parker-Hannifin Corp.	982,432

		21,466,335

Road and Rail - 0.5%
52,492	Burlington Northern Santa Fe Corp.	2,010,969
30,262	CSX Corp.	1,004,698
55,151	Norfolk Southern Corp.	1,640,191
36,382	Union Pacific Corp.	2,131,985

		6,787,843

Trading Companies and Distributors - 0.1%
24,314	Genuine Parts Co.	933,171
12,689	W.W. Grainger, Inc.	731,521

		1,664,692

	TOTAL INDUSTRIALS	184,749,588

INFORMATION TECHNOLOGY - 14.5%

Communications Equipment - 2.6%
110,730	ADC Telecommunications, Inc. (a)	200,421
22,357	Andrew Corp. (a)	273,650
59,604	Avaya Inc. (a)	830,880
82,548	CIENA Corp. (a)	163,445
951,888	Cisco Systems, Inc. (a)	17,229,173
27,168	Comverse Technology, Inc. (a)	511,573
189,797	Corning, Inc. (a)	2,102,951
199,579	JDS Uniphase Corp. (a)	672,581
597,932	Lucent Technologies Inc. (a)	1,895,445
329,121	Motorola, Inc.	5,937,343
226,328	QUALCOMM, Inc.	8,835,845

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Communications Equipment - 2.6% (continued)
21,276	Scientific-Atlanta, Inc.	$551,474
57,978	Tellabs, Inc. (a)	532,818

		39,737,599

Computers and Peripherals - 3.5%
52,189	Apple Computer, Inc. (a)	2,022,324
359,937	Dell Inc. (a)	12,813,757
339,679	EMC Corp. (a)	3,919,896
52,439	Gateway, Inc. (a)	259,573
428,643	Hewlett-Packard Co.	8,037,056
238,863	International Business Machines Corp.	20,480,114
17,987	Lexmark International, Inc., Class A Shares (a)	1,511,088
13,303	NCR Corp. (a)	659,696
48,437	Network Appliance, Inc. (a)	1,114,051
22,656	NVIDIA Corp. (a)	328,965
460,451	Sun Microsystems, Inc. (a)	1,860,222

		53,006,742

Electronic Equipment and Instruments - 0.5%
66,654	Agilent Technologies, Inc. (a)	1,437,727
42,442	Broadcom Corp., Class A Shares (a)	1,158,242
28,232	Jabil Circuit, Inc. (a)	649,336
26,727	Molex, Inc.	796,999
17,917	PerkinElmer, Inc.	308,531
72,905	Sanmina-SCI Corp. (a)	513,980
134,559	Solectron Corp. (a)	666,067
32,739	Symbol Technologies, Inc.	413,821
11,705	Tektronix, Inc.	389,191
23,166	Thermo Electron Corp. (a)	625,945
16,906	Waters Corp. (a)	745,555

		7,705,394

Internet Software and Services - 0.4%
186,705	Yahoo! Inc. (a)	6,331,167

IT Consulting and Services - 0.4%
19,023	Affiliated Computer Services, Inc., Class A Shares (a)	1,059,010
26,469	Computer Sciences Corp. (a)	1,246,690
70,267	Electronic Data Systems Corp.	1,362,477
40,384	SunGard Data Systems Inc. (a)	959,928
46,667	Unisys Corp. (a)	481,603

		5,109,708

Office Electronics - 0.1%
111,718	Xerox Corp. (a)	1,572,989

Semiconductor Equipment and Products - 2.7%
48,853	Advanced Micro Devices, Inc. (a)	635,089
53,211	Altera Corp. (a)	1,041,339

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Semiconductor Equipment and Products - 2.7% (continued)
52,405	Analog Devices, Inc.	$2,032,266
236,490	Applied Materials, Inc. (a)	3,899,720
43,435	Applied Micro Circuits Corp. (a)	135,952
910,986	Intel Corp.	18,274,379
27,495	KLA-Tencor Corp. (a)	1,140,493
43,970	Linear Technology Corp.	1,593,473
54,235	LSI Logic Corp. (a)	233,753
46,246	Maxim Integrated Products, Inc.	1,955,743
85,817	Micron Technology, Inc. (a)	1,032,379
49,671	National Semiconductor Corp. (a)	769,404
21,379	Novellus Systems, Inc. (a)	568,468
24,071	PMC-Sierra, Inc. (a)	212,066
13,131	QLogic Corp. (a)	388,809
26,747	Teradyne, Inc. (a)	358,410
243,724	Texas Instruments Inc.	5,186,447
48,283	Xilinx, Inc.	1,303,641

		40,761,831

Software - 4.3%
33,653	Adobe Systems, Inc.	1,664,814
15,787	Autodesk, Inc.	767,722
31,357	BMC Software, Inc. (a)	495,754
23,062	Citrix Systems, Inc. (a)	404,046
81,998	Computer Associates International, Inc.	2,156,547
53,440	Compuware Corp. (a)	275,216
42,107	Electronic Arts Inc. (a)	1,936,501
27,948	Intuit Inc. (a)	1,268,839
12,798	Mercury Interactive Corp. (a)	446,394
1,516,815	Microsoft Corp.	41,939,935
52,439	Novell, Inc. (a)	330,890
734,891	Oracle Corp. (a)	8,289,570
38,739	Parametric Technology, Inc. (a)	204,542
51,278	PeopleSoft, Inc. (a)	1,017,868
69,310	Siebel Systems, Inc. (a)	522,597
43,698	Symantec Corp. (a)	2,398,146
60,265	VERITAS Software Corp. (a)	1,072,717

		65,192,098

	TOTAL INFORMATION TECHNOLOGY	219,417,528

MATERIALS - 3.0%

Chemicals - 1.6%
31,885	Air Products & Chemicals, Inc.	1,733,906
130,961	The Dow Chemical Co.	5,916,818
140,237	E.I. du Pont de Nemours & Co.	6,002,144
10,854	Eastman Chemical Co.	516,108
36,256	Ecolab, Inc.	1,139,889

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Chemicals - 1.6% (continued)
17,867	Engelhard Corp.	$506,529
7,188	Great Lakes Chemical Corp.	184,013
15,045	Hercules, Inc. (a)	214,391
13,195	International Flavors & Fragrances, Inc.	504,049
37,331	Monsanto Co.	1,359,595
24,185	PPG Industries, Inc.	1,482,057
45,842	Praxair, Inc.	1,959,287
31,176	Rohm and Haas Co.	1,339,633
9,869	Sigma-Aldrich Corp.	572,402

		23,430,821

Construction Materials - 0.0%
14,138	Vulcan Materials Co.	720,331

Containers and Packaging - 0.2%
15,746	Ball Corp.	589,373
15,065	Bemis, Inc.	400,428
22,080	Pactiv Corp. (a)	513,360
12,089	Sealed Air Corp. (a)	560,325
7,751	Temple-Inland, Inc.	520,480

		2,583,966

Metals and Mining - 0.7%
122,119	Alcoa Inc.	4,101,977
11,467	Allegheny Technologies, Inc.	209,273
24,225	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	981,113
60,597	Newmont Mining Corp.	2,758,981
10,953	Nucor Corp.	1,000,776
13,075	Phelps Dodge Corp.	1,203,292
15,926	United States Steel Corp.	599,136
12,140	Worthington Industries, Inc.	259,189

		11,113,737

Paper and Forest Products - 0.5%
12,052	Boise Cascade Corp.	401,091
35,502	Georgia-Pacific Corp.	1,276,297
67,348	International Paper Co.	2,721,533
14,843	Louisiana-Pacific Corp.	385,176
28,254	MeadWestvaco Corp.	901,303
32,970	Weyerhaeuser Co.	2,191,846

		7,877,246

	TOTAL MATERIALS	45,726,101

TELECOMMUNICATION SERVICES - 3.6%

Diversified Telecommunication Services - 3.0%
43,934	ALLTEL Corp.	2,412,416
111,511	AT&T Corp.	1,596,838
257,523	BellSouth Corp.	6,984,024
20,134	CenturyTel, Inc.	689,388

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Diversified Telecommunication Services - 3.0% (continued)
40,177	Citizens Communications Co.	$537,970
248,792	Qwest Communications International Inc. (a)	828,477
464,616	SBC Communications Inc.	12,056,785
199,774	Sprint Corp.	4,021,451
388,287	Verizon Communications Inc.	15,290,742

		44,418,091

Wireless Telecommunication Services - 0.6%
382,633	AT&T Wireless Services, Inc. (a)	5,655,316
154,314	Nextel Communications, Inc., Class A Shares (a)	3,678,846

		9,334,162

	TOTAL TELECOMMUNICATION SERVICES	53,752,253

UTILITIES - 2.9%

Electric Utilities - 2.3%
87,613	The AES Corp. (a)	875,254
17,799	Allegheny Energy, Inc. (a)	284,072
25,421	Ameren Corp.	1,173,179
55,484	American Electric Power Co., Inc.	1,773,269
59,545	Calpine Corp. (a)	172,680
43,600	CenterPoint Energy, Inc.	451,696
25,047	Cinergy Corp.	991,861
23,205	CMS Energy Corp. (a)	220,912
33,730	Consolidated Edison, Inc.	1,418,009
23,401	Constellation Energy Group, Inc.	932,296
45,679	Dominion Resources, Inc.	2,980,555
23,771	DTE Energy Co.	1,002,899
45,867	Edison International	1,215,934
32,115	Entergy Corp.	1,946,490
92,533	Exelon Corp.	3,395,036
46,224	FirstEnergy Corp.	1,898,882
25,997	FPL Group, Inc.	1,776,115
58,735	PG&E Corp. (a)	1,785,544
12,999	Pinnacle West Capital Corp.	539,459
24,866	PPL Corp.	1,173,178
34,353	Progress Energy, Inc.	1,454,506
33,202	Public Service Enterprise Group Inc.	1,414,405
103,114	The Southern Co.	3,091,358
26,454	TECO Energy, Inc.	357,923
42,751	TXU Corp.	2,048,628
55,726	Xcel Energy, Inc.	965,174

		35,339,314

Gas Utilities - 0.3%
89,054	El Paso Corp.	818,406
22,500	KeySpan Corp.	882,000
17,346	Kinder Morgan, Inc.	1,089,676

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Gas Utilities - 0.3% (continued)
6,131	Nicor, Inc.	$225,008
5,062	Peoples Energy Corp.	210,984
32,086	Sempra Energy	1,161,192

		4,387,266

Multi-Utilities - 0.3%
127,211	Duke Energy Corp.	2,911,860
51,322	Dynegy Inc., Class A Shares (a)	256,097
36,789	NiSource Inc.	772,937
72,772	The Williams Cos., Inc.	880,541

		4,821,435

	TOTAL UTILITIES	44,548,015

	TOTAL COMMON STOCK (Cost - $1,514,498,449)	1,462,999,253

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 2.9%

U.S TREASURY OBLIGATION - 0.2%
$2,545,000	United States Treasury Bill, due 12/16/04 (b) (Cost - $2,536,241)	2,536,345

REPURCHASE AGREEMENT - 2.7%
40,792,000	Goldman, Sachs & Co. dated 9/30/04, 1.860% due 10/1/04; Proceeds at maturity - $40,794,108; (Fully collateralized by U.S. Treasury Inflation Indexed Bonds, 3.375% to 3.875% due 4/15/28 to 4/15/32; Market value - $41,607,897)(Cost - $40,792,000) (c)	40,792,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $43,328,241)	43,328,345

	TOTAL INVESTMENTS - 99.9% (Cost - $1,557,826,690*)	1,506,327,598
	Other Assets in Excess of Liabilities - 0.1%	1,286,115

	TOTAL NET ASSETS - 100.0%	$1,507,613,713

(a)	Non-income producing security.
(b)	All or portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is segregated for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES - 43.6%
		Federal Home Loan Mortgage Corp. (FHLMC):
$179,502		7.000% due 2/1/15 through 5/1/16	$190,458
201,924		6.500% due 9/1/31	212,053
9,000,000		5.000% due 10/1/34 (a)(b)	8,912,808
2,000,000		5.500% due 10/1/34 (a)(b)	2,027,500
2,500,000		6.500% due 10/1/34 (a)(b)	2,622,655
		Federal National Mortgage Association (FNMA):
237,899		5.500% due 12/1/16	246,583
92,683		7.500% due 2/1/30 through 7/1/31	99,372
1,432,284		6.500% due 3/1/16 through 3/1/32 (c)	1,508,490
2,131,762		6.000% due 8/1/16 through 4/1/32	2,214,817
988,979		7.000% due 5/1/30 through 4/1/32	1,049,556
1,000,000		4.500% due 10/1/34 (a)(b)	963,125
1,500,000		5.000% due 10/1/34 (a)(b)	1,484,532
9,250,000		5.500% due 10/1/34 (a)(b)	9,374,301
2,000,000		6.000% due 10/1/34 (a)(b)	2,068,750
		Government National Mortgage Association (GNMA):
663,301		6.500% due 9/15/28 through 2/15/31	701,746
157,350		7.000% due 6/15/28 through 2/15/31	168,006
		U.S. Treasury Notes:
1,100,000		5.875% due 11/15/04 (c)(d)	1,105,973
3,500,000		3.125% due 4/15/09 (c)	3,477,442
2,500,000		3.875% due 2/15/13 (c)	2,485,157
2,165,000		4.000% due 2/15/14 (c)	2,148,934

		TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES (Cost — $42,635,278)	43,062,258

FACE AMOUNT	RATING(e)
ASSET-BACKED SECURITIES - 3.8%
361,025	BBB+	Argent Nim Trust, Series 2004-WN8, Class A,
		4.700% due 7/25/34 (f)	360,889
		Bear Stearns:
107,417	BBB	Series 2003-HE1N, Class N1, 6.500% due 8/25/05 (f)	108,259
159,293	BBB	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (f)	159,003
221,933	BBB	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (f)	222,096

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(e)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 3.8% (continued)
$421,632	AAA	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A, 5.447% due 7/16/34 (f)	$443,028
		Countrywide Asset-Backed Certificates:
270,000	AA	Series 2004-5, Class M4, 3.090% due 6/25/34	270,168
213,577	BBB	Series 2004-5, Class N1, 5.500% due 10/25/35 (f)	213,599
500,000	A	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 3.060% due 9/25/31 (c)	502,734
375,047	B	First Consumer Master Trust, Series 2001-A, Class A, 2.070% due 9/15/08	365,570
		Metris Master Trust:
423,000	BBB	Series 2001-2, Class B, 2.891% due 11/20/09	419,680
90,000	AAA	Series 2001-4A, Class B, 3.211% due 8/20/08	90,056
		Novastar Home Equity Loan:
90,000	A	Series 2003-4, Class M2, 3.465% due 2/25/34	92,111
200,000	A+	Series 2004-1, Class M4, 2.815% due 6/25/34	200,411
		Sail Net Interest Margin Notes:
66,535	BBB	Series 2003-3, Class A, 7.750% due 4/27/33 (f)	67,036
221,836	BBB+	Series 2004-4A, Class A, 5.000% due 4/27/34 (f)	221,559

		TOTAL ASSET-BACKED SECURITIES (Cost - $3,652,699)	3,736,199

CORPORATE BONDS AND NOTES - 21.7%

Aerospace - 0.2%
150,000	BB-	Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08	163,500

Airlines - 0.1%
		Continental Airlines Inc., Pass-Through Certificates:
100,000	B	Class D, 7.568% due 12/1/06	73,270
21,644	BB	Series 00-2, Class C, 8.312% due 10/2/12	16,194
		United Air Lines, Inc. Pass-Through Certificates:
23,260	NR	Series 00-1, Class B, 8.030% due 7/1/11 (g)	4,291
49,094	NR	Series 00-2, Class B, 7.811% due 10/1/09 (g)	11,937
45,000	NR	Series 01-1, Class C, 6.831% due 9/1/08 (g)	3,948

			109,640

Automotive - 0.4%
25,000	B+	Arvin Capital Trust I, Jr. Sub. Notes, 9.500% due 2/1/27	25,938
35,000	BB	Dana Corp., 10.125% due 3/15/10	39,900
150,000	B-	Eagle-Pitcher, Inc., Sr. Notes, 9.750% due 9/1/13	153,750

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Automotive - 0.4% (continued)
$134,000	BB-	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	$153,765

			373,353

Cable and Other Media - 2.6%
125,000	B+	Cablevision Systems Corp., Sr. Notes, 5.670% due 4/1/09 (f)(h)	130,625
		Charter Communications Holdings, LLC:
300,000	CCC-	Sr. Discount Notes, step bond to yield 14.909% due 5/15/11	187,500
		Sr. Notes:
125,000	CCC-	8.250% due 4/1/07	114,375
125,000	CCC-	10.750% due 10/1/09	103,125
220,000	BBB	Comcast Cable Communications Holdings, 8.375% due 3/15/13	266,837
30,000	BB-	CSC Holdings Inc., Sr. Notes, Series B, 7.625% due 4/1/11	31,762
125,000	BB-	DIRECTV Holdings, Sr. Notes, 8.375% due 3/15/13	142,812
130,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 12.269% due 2/15/11	122,200
175,000	B-	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	191,625
175,000	B	Mediacom Communications Corp., Sr. Notes, 9.500% due 1/15/13	169,312
150,000	B-	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	169,687
25,000	B+	PanAmSat Corp., 9.000% due 8/15/14 (f)	26,125
		Paxson Communications Corp.:
65,000	CCC	Sr. Sub. Discount Notes, step bond to yield 11.326% due 1/15/09	56,063
45,000	CCC	Sr. Sub. Notes, 10.750% due 7/15/08	45,450
185,000	BB-	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	208,125
250,000	BBB+	Time Warner, Inc., 7.625% due 4/15/31	288,634
275,000	BBB+	The Walt Disney Co., Sr. Notes, 6.200% due 6/20/14	299,560

			2,553,817

Chemicals - 1.5%
		FMC Corp.:
50,000	BB+	6.750% due 5/5/05	51,000
25,000	BB+	Debentures, 7.750% due 7/1/11	26,625
		Huntsman International LLC:
35,000	B-	9.875% due 3/1/09	38,762
785,000	CCC+	Sr. Discount Notes, zero coupon bond to yield 13.588% due 12/31/09	419,975

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Chemicals - 1.5% (continued)
$80,000	B+	IMC Global Inc., Sr. Notes, 11.250% due 6/1/11	$94,800
50,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	56,000
75,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	82,875
105,000	B+	Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12	122,325
85,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	98,175
200,000	CCC	Resolution Performance Products LLC, Sr. Sub. Notes, 13.500% due 11/15/10	195,000
200,000	CCC+	Rhodia S.A., Sr. Notes, 7.625% due 6/1/10	187,500
10,000	B+	Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08	12,450
114,000	BB-	Westlake Chemical Corp., 8.750% due 7/15/11	128,535

			1,514,022

Consumer Products/Tobacco - 0.7%
30,000	NR	AKI, Inc., Sr. Notes, 10.500% due 7/1/08	31,012
44,000	CCC	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	43,340
185,000	CCC	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	178,063
275,000	CCC+	Home Interiors & Gifts, Inc., 10.125% due 6/1/08	239,250
50,000	B-	Sealy Mattress Co., Sr. Sub Notes, 8.250% due 6/15/14 (f)	50,750
60,000	B	Sola International Inc., Sr. Notes, 6.875% due 3/15/08	61,945
98,000	B	Tempur-Pedic International, Inc., Sr. Sub Notes, 10.250% due 8/15/10	111,965

			716,325

Containers/Packaging - 0.8%
50,000	B+	Anchor Glass Container Corp., 11.000% due 2/15/13	57,250
200,000	B-	Berry Plastics Corp., 10.750% due 7/15/12	227,000
155,000	BB-	Brockway-Illinois, Inc., 8.875% due 2/15/09	169,338
45,000	B	Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05	45,900
125,000	B+	Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11	140,000
		Pliant Corp.:
50,000	B-	Sr. Secured Notes, 11.125% due 9/1/09	52,250
10,000	B-	Sr. Sub. Notes, 13.000% due 6/1/10	8,650
75,000	CCC	Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10	63,375
60,000	CCC	Tekni-Plex Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10	50,400

			814,163

Energy - 2.4%
125,000	B-	Dynegy Holdings Inc., Sr. Secured Notes, 8.020% due 7/15/08 (f)(h)	134,375
		El Paso Corp., Sr. Notes:
50,000	CCC+	7.375% due 12/15/12	48,500

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Energy - 2.4% (continued)
$350,000	CCC+	7.800% due 8/1/31	$308,875
40,000	BB-	El Paso Energy Partners L.P., Sr. Sub. Notes, Series B, 8.500% due 6/1/11	45,150
88,000	B+	Magnum Hunter Resources Inc., 9.600% due 3/15/12	99,880
		NGC Corp., Sr. Debentures:
125,000	CCC+	7.125% due 5/15/18	110,000
30,000	CCC+	7.625% due 10/15/26	26,100
525,000	BBB-	Petroleos Mexicanos, 9.500% due 9/15/27 (c)	641,813
125,000	B	Reliant Resources, Inc., 9.500% due 7/15/13	136,406
35,000	BB-	Superior Energy Services Inc., LLC, Sr. Notes, 8.875% due 5/15/11	38,413
105,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	118,125
275,000	BBB	Valero Energy Corp., 4.750% due 6/15/13	269,851
		Vintage Petroleum, Inc.:
50,000	BB-	Sr. Notes, 8.250% due 5/1/12	55,875
25,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	26,875
		Williams Cos., Inc.:
150,000	B+	7.125% due 9/1/11	165,375
125,000	B+	7.625% due 7/15/19	137,500

			2,363,113

Financial - 2.6%
400,000	A+	Bank of America Corp., Sr. Notes, 4.875% due 9/15/12	408,666
275,000	BBB	Boston Properties, Inc., Sr. Notes, 6.250% due 1/15/13	297,186
450,000	AAA	General Electric Capital Corp., 6.000% due 6/15/12 (c)	495,161
275,000	BBB	General Motors Acceptance Corp., 6.875% due 9/15/11	288,879
275,000	AA-	International Lease Finance Corp., 4.375% due 11/1/09	277,546
65,000	BB	Markel Capital Trust I, Jr. Sub. Notes, Series B, 8.710% due 1/1/46	70,815
165,000	A+	Morgan Stanley, 6.600% due 4/1/12	184,266
100,000	CCC-	Ocwen Capital Trust I, Jr. Sub. Notes, 10.875% due 8/1/27	103,000
325,000	A-	Standard Chartered Bank PLC, Sub. Notes, 8.000% due 5/30/31 (f)	408,574

			2,534,093

Food/Beverages/Bottling - 0.3%
40,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	43,900
45,000	BB-	Dean Foods Corp., Sr. Notes, 6.900% due 10/15/17	46,350
155,000	BBB+	Kraft Foods, Inc., 5.625% due 11/1/11	163,958

			254,208

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Gaming - 0.6%
$175,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	$197,312
		Mandalay Resort Group:
30,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	31,950
80,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	91,200
75,000	BB-	Park Place Entertainment Corp., Sr. Sub. Notes, 8.875% due 9/15/08	85,687
75,000	CCC+	Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.750% due 10/1/13	77,250
135,000	B	Venetian Casino Resort, LLC, 11.000% due 6/15/10	156,937

			640,336

Healthcare - 0.5%
75,000	CC	aaiPharma Inc., 11.500% due 4/1/10 (i)	48,750
25,000	B-	Athena Neuro Finance LLC, Sr. Notes, 7.250% due 2/21/08	25,437
50,000	B	Extendicare Health Services Inc., Sr. Notes, 9.500% due 7/1/10	56,375
140,000	BBB-	HCA Inc., Debentures, 8.360% due 4/15/24	156,488
50,000	B-	Insight Heath Services Corp., Series B, 9.875% due 11/1/11	50,250
		Tenet Healthcare Corp.:
75,000	B-	Notes, 7.375% due 2/1/13	70,875
		Sr. Notes:
50,000	B-	5.375% due 11/15/06	50,438
25,000	B-	9.875% due 7/1/14 (f)	26,250

			484,863

Housing/Building Products - 0.3%
20,000	B-	Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12	23,050
75,000	B-	Atrium Cos. Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09	79,125
75,000	CCC+	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12	85,500
70,000	BB-	Schuler Homes Inc., Sr. Sub. Notes, 10.500% due 7/15/11	80,850
35,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	40,425

			308,950

Industrial Specialties - 0.0%
50,000	NR	Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08	37,250

Lodging/Leisure - 0.7%
40,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	41,300
70,000	CCC+	Courtyard by Marriott II L.P., Sr. Secured Notes, Series B, 10.750% due 2/1/08	70,700
130,000	B+	Host Marriott L.P., Sr. Notes, 9.500% due 1/15/07	144,625
75,000	B-	Icon Health & Fitness, Inc., 11.250% due 4/1/12	80,625
150,000	B	John Q. Hammons Hotels, Inc., Series B, 8.875% due 5/15/12	168,000

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Lodging/Leisure - 0.7% (continued)
$75,000	CCC+	Meristar Hospitality Corp., Sr. Notes, 10.500% due 6/15/09	$82,500
100,000	B2 *	Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12	113,750

			701,500

Machinery - 0.1%
20,000	BB-	Case Credit Corp., 6.750% due 10/21/07	20,600
30,000	B+	NMGH Holding Co., 10.000% due 5/15/09	33,150
25,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	28,375

			82,125

Metals/Mining/Steel - 0.4%
75,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	91,437
285,000	BBB	WMC Finance USA, 5.125% due 5/15/13	287,572
30,000	B+	Wolverine Tube Inc., 10.500% due 4/1/09	33,150

			412,159

Paper/Forest Products - 0.6%
100,000	BB	Bowater Inc., 7.950% due 11/15/11	106,088
35,000	B	Buckeye Technologies Inc., Sr. Sub. Notes, 9.250% due 9/15/08	35,175
150,000	B	MDP Acquisitions PLC, Sr. Notes, 9.625% due 10/1/12	170,250
100,000	B	Stone Container Corp., Sr. Notes, 7.325% due 7/15/14 (f)	105,250
		Tembec Industries Inc.:
75,000	BB-	8.625% due 6/30/09	77,250
50,000	BB-	8.500% due 2/1/11	52,500

			546,513

Publishing/Printing - 1.0%
125,000	B-	Advancestar Communications, Inc., 10.750% due 8/15/10	139,063
65,000	B	Dex Media East, LLC, 12.125% due 11/15/12	81,250
		Dex Media West, LLC:
100,000	B	Sr. Notes, Series B, 8.500% due 8/15/10	114,000
73,000	B	Sr. Sub. Notes, Series B, 9.875% due 8/15/13	86,140
151,784	B-	Hollinger Participation, Sr. Notes, Payment-in-kind,
		12.125% due 11/15/10 (f)	174,172
100,000	B-	Houghton Mifflin, Co., Sr. Discount Notes, step bond to yield
		11.492% due 10/15/13	61,000
		RH Donnelley Corp., Sr. Sub. Notes:
100,000	B+	10.875% due 12/15/12 (f)	121,750
25,000	B+	10.875% due 12/15/12	30,438
175,000	B	Von Hoffmann Corp., 10.250% due 3/15/09	195,125

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Publishing/Printing - 1.0% (continued)
$33,000	BB-	Yell Finance B.V., Sr. Discount Notes, step bond to yield
		12.263% due 8/1/11	$32,505

			1,035,443

Restaurants - 0.0%
35,000	CCC+	Advantica Restaurant Group, Sr. Notes, 11.250% due 1/15/08	36,487

Retail - 0.3%
125,000	B3 *	Cole National Group, Inc., Sr. Sub. Notes, 8.875% due 5/15/12	142,187
150,000	CCC+	Eye Care Centers of America, Inc., 9.125% due 5/1/08	150,750

			292,937

Services/Other - 1.3%
		Allied Waste North America Inc., Sr. Notes:
115,000	BB-	8.500% due 12/1/08	125,350
50,000	B+	Series B, 7.375% due 4/15/14	48,375
75,000	B-	IMCO Recycling, Inc., 10.375% due 10/15/10	82,875
200,000	B	Iron Mountain, Inc., 8.625% due 4/1/13	218,000
75,000	BB-	Mail-Well, Inc., 9.625% due 3/15/12	82,875
		Muzak LLC:
135,000	CCC	Sr. Notes, 10.000% due 2/15/09	120,150
50,000	CCC	Sr. Sub. Notes, 9.875% due 3/15/09	37,000
		Service Corp. International:
55,000	BB	Debentures, 7.875% due 2/1/13	58,850
		Sr. Notes:
55,000	BB	6.875% due 10/1/07	57,888
195,000	BB	6.500% due 3/15/08	204,019
90,000	B+	Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due 7/1/08	99,900
150,000	B-	Wesco Distribution Inc., 9.125% due 6/1/08	155,437

			1,290,719

Supermarkets/Drugstores - 0.3%
25,000	B-	Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08	27,313
200,000	BBB	Safeway, Inc., Debentures, 7.250% due 2/1/31	222,990

			250,303

Technology/Electronics - 0.3%
		Amkor Technology, Inc.:
125,000	B	Sr. Notes, 7.125% due 3/15/11	103,125
60,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	51,300

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Technology/Electronics - 0.3% (continued)
$75,000	B-	Nortel Networks Ltd., 6.875% due 9/1/23	$69,000
50,000	B-	Northern Telecom Capital Corp., 7.875% due 6/15/26	48,500

			271,925

Telecommunications - 1.5%
50,600	CCC-	Airgate PCS, Inc., 9.375% due 9/1/09	51,612
		Alamosa Holdings, Inc.:
44,000	CCC	Sr. Discount Notes, step bond to yield 11.437% due 7/31/09	45,540
54,000	CCC	Sr. Notes, 11.000% due 7/31/10	61,425
225,000	BBB	AT&T Wireless Services, Inc., Sr. Notes, 8.750% due 3/1/31	296,324
220,000	BBB	Cox Communications, Inc., 7.750% due 11/1/10	245,481
50,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to
		yield 15.223% due 2/1/10 (g)	5
125,000	BB	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	135,000
44,000	B-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	51,040
		Qwest Services Corp.:
160,000	B	14.000% due 12/15/10 (f)	187,600
98,000	B	14.000% due 12/15/14 (f)	119,070
240,000	BBB-	Sprint Capital Corp., 8.375% due 3/15/12	291,089

			1,484,186

Textile/Apparel - 0.2%
140,000	CCC	Levi Strauss & Co., 7.000% due 11/1/06	140,700
32,000	B+	William Carter, Sr. Sub. Notes, Series B, 10.875% due 8/15/11	36,080

			176,780

Tower - 0.5%
65,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	69,225
		Crown Castle International Corp., Sr. Notes:
10,000	CCC	10.750% due 8/1/11	11,175
75,000	CCC	7.500% due 12/1/13	78,937
175,000	CCC-	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09	188,125
100,000	B-	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	108,000

			455,462

Transportation - 0.4%
275,000	BBB	Norfolk Southern Corp., 7.050% due 5/1/37	311,932

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Transportation - 0.4% (continued)
$45,000	BB+	Windsor Petroleum Transportation Corp., Notes, 7.840% due 1/15/21 (f)	$46,350

			358,282

Utilities - 1.1%
55,000	B-	AES Corp., Sr. Notes, 9.500% due 6/1/09	61,737
45,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	53,343
50,000	CCC+	Calpine Canada Energy Finance ULC, Sr. Sub. Notes, 8.500% due 5/1/08	34,750
175,000	B	Calpine Corp., Sr. Notes, 8.500% due 7/15/10 (f)	134,750
50,000	B+	CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04	50,250
300,000	BBB	Duke Energy Corp., 4.200% due 10/1/08	303,349
		Edison Mission Energy, Sr. Notes:
100,000	B	10.000% due 8/15/08	117,500
25,000	B	7.730% due 6/15/09	26,375
25,000	B	9.875% due 4/15/11	29,250
100,000	B+	NRG Energy, Inc., Sr. Notes, 8.000% due 12/15/13 (f)	107,625
90,000	B-	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	112,950
25,000	B	Reliant Energy, Inc., 9.250% due 7/15/10	26,969

			1,058,848

		TOTAL CORPORATE BONDS AND NOTES (Cost - $20,089,090)	21,321,302

CONVERTIBLE CORPORATE NOTES - 0.0%

Technology/Electronics - 0.0%
10,000	B	Sanmina-SCI Corp., Sr. Notes, zero coupon bond to yield 10.746% due 9/12/20	5,275

		TOTAL CONVERTIBLE CORPORATE NOTES (Cost - $5,000)	5,275

SHARES
COMMON STOCK (j) - 0.1%

Food/Beverages/Bottling - 0.0%
3,630		Aurora Foods Inc. @	0

Services/Other - 0.0%
301		Outsourcing Solutions, Inc. @	8,399

Telecommunications - 0.1%
2,092		AirGate PCS, Inc.	41,003

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Telecommunications - 0.1% (continued)
66	McLeodUSA Inc.	$28
6,485	Telewest Global, Inc.	75,356

		116,387

Tower - 0.0%
1,202	Crown Castle International Corp.	17,886

	TOTAL COMMON STOCK (Cost - $385,401)	142,672

PREFERRED STOCK - 0.1%

Aerospace - 0.0%
50	Northrop Grumman Corp., Equity Security Units, 7.250% due 11/16/04	5,172

Telecommunications - 0.1%
125	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	73,500
200	Motorola Inc., Equity Security Units, 7.000% due 11/16/04	10,016

		83,516

Tower - 0.0%
700	Crown Castle International Corp., 6.250% due 8/15/12	32,112

	TOTAL PREFERRED STOCK (Cost - $71,298)	120,800

WARRANTS
WARRANTS (j) -0.0%

Cable & Other Media - 0.0%
450	UIH Australia, Expire 5/15/06 (f) @	0

Containers/Packaging - 0.0%
10	Pliant Corp., Expire 6/1/10 (f)	0

Publishing/Printing - 0.0%
60	Merrill Corp., Expire 5/1/09 (f) @	0

Technology/Electronics - 0.0%
60	Cybernet Internet Services International, Inc., Expire 7/1/09 @	0
90	WAM! NET Inc., Expire 3/1/05	1

		1

Telecommunications - 0.0%
50	GT Group Telecom Inc., Expire 2/1/10 (f) @	0
40	Horizon PCS, Inc., Expire 10/1/10 (f) @	0
100	Iridium World Communications Ltd., Expire 7/15/05 @	1
50	IWO Holdings Inc., Expire 1/15/11 (f)	1
150	RSL Communications Ltd., Expire 11/15/06 @	0

		2

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES		SECURITY	VALUE
Tower - 0.0%
50		American Tower Corp., Expire 8/1/08 (f)	$9,425

		TOTAL WARRANTS (Cost - $24,883)	9,428

FACE AMOUNT	RATING(e)
EMERGING MARKETS DEBT - 16.2%

Bonds - 16.2%
		Federal Republic of Brazil:
$1,000,000	BB-	10.500% due 7/14/14 (c)	1,115,500
205,000	BB-	10.125% due 5/15/27	217,710
260,000	BB-	12.250% due 3/6/30	322,400
750,000	BB-	11.000% due 8/17/40 (c)	842,250
640,000	BB-	Series 18 Years, 2.125% due 4/15/12 (c)(h)	593,200
1,735,700	BB-	Series 20 Years, 8.000% due 4/15/14 (c)	1,717,258
225,000	A-	Malaysia Government, 7.500% due 7/15/11	264,331
700,000	D	Republic of Argentina, Series L-GP, 6.000% due 3/31/23 (g)	369,250
300,000	BBB-	Republic of Bulgaria, Series REGS, 8.250% due 1/15/15	370,875
		Republic of Colombia:
165,000	BB	10.000% due 1/23/12	183,191
125,000	BB	10.750% due 1/15/13	143,594
125,000	BB	8.125% due 5/21/24	113,438
100,000	BB	8.375% due 2/15/27	91,500
200,000	BB	10.375% due 1/28/33	218,500
		Republic of Ecuador, Series REGS:
450,000	CCC+	12.000% due 11/15/12 (c)	445,275
375,000	CCC+	8.000% due 8/15/30	306,563
		Republic of Panama:
80,000	BB	9.625% due 2/8/11	92,000
25,000	BB	9.375% due 1/16/23	27,250
50,000	BB	8.875% due 9/30/27	52,375
		Republic of Peru:
400,000	BB	9.125% due 2/21/12 (c)	447,500
132,000	BB	Series 20 Years, 5.000% due 3/7/17	120,780
		Republic of Philippines:
325,000	BB	8.375% due 3/12/09	347,750
525,000	BB	10.625% due 3/16/25 (c)	563,063

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT		RATING(e)	SECURITY	VALUE
Bonds - 16.2% (continued)
$50,000		BBB	Republic of South Africa, 6.500% due 6/2/14	$53,500
			Republic of Turkey:
125,000		BB-	9.000% due 6/30/11	139,375
145,000		BB-	11.500% due 1/23/12	180,888
305,000		BB-	11.000% due 1/14/13	375,150
125,000		BB-	11.875% due 1/15/30	173,125
			Republic of Venezuela:
225,000		B	5.375% due 8/7/10	203,175
575,000		B	10.750% due 9/19/13	647,881
250,000		B	8.500% due 10/8/14	244,250
			Russian Federation, Series REGS:
475,000		BB+	11.000% due 7/24/18 (c)	622,250
2,760,000		BB+	5.000% due 3/31/30 (c)	2,656,500
			United Mexican States:
500,000		BBB-	6.325% due 1/16/13 (c)	527,875
640,000		BBB-	5.875% due 1/15/14 (c)	650,560
175,000		BBB-	6.625% due 3/3/15	185,850
300,000		BBB-	8.300% due 8/15/31	341,925

			TOTAL EMERGING MARKETS DEBT (Cost - $15,220,478)	15,967,857

LOAN PARTICIPATION (k) - 0.4%
446,801		BB	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09
			(CS First Boston Corp.) (c) (h) (Cost - $432,128)	441,216

FACE AMOUNT (l)
SOVEREIGN DEBT - DEVELOPED MARKETS - 9.4%

France - 1.4%
1,100,000		AAA	French Treasury Note, BTAN, 3.500% due 1/12/08	1,388,340

Germany - 3.4%
250,000	USD	BB+	Aries Vermogensverwalng, Notes, 9.600% due 10/25/14 (f)	281,875
			Bundesrepublic Deutschland:
1,800,000		AAA	Series 00, 5.250% due 1/4/11	2,444,818
500,000		AAA	Series 98, 4.750% due 7/4/08	656,899

				3,383,592

Finland - 1.6%
1,150,000		AAA	Republic of Finland, 5.750% due 2/23/11	1,603,717

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT (l)		RATING (e)	SECURITY	VALUE
Italy - 0.6%
525,000	USD	AA-	Region of Lombardy, 5.804% due 10/25/32 (c)	$555,763

Netherlands - 2.4%
1,760,000		AAA	Kingdom of the Netherlands, 5.000% due 7/15/11	2,361,647

			TOTAL SOVEREIGN DEBT - DEVELOPED MARKETS (Cost - $9,100,615)	9,293,059

			SUB-TOTAL INVESTMENTS (Cost - $91,616,870)	94,100,066

FACE AMOUNT
REPURCHASE AGREEMENT - 31.5%
31,057,000			UBS Financial Services Inc. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $31,058,596; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconstruction & Development Bills, Notes, and Bonds, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $31,678,191) (Cost - $31,057,000)	31,057,000

			TOTAL INVESTMENTS - 126.8% (Cost - $122,673,870**)	125,157,066

			Liabilities in Excess of Other Assets - (26.8%)	(26,423,468)

			TOTAL NET ASSETS - 100.0%	$98,733,598

(a)	Security acquired under mortgage dollar roll agreement.
(b)	Security is traded on a “to-be-announced” (“TBA”) basis.
(c)	All or a portion of this security is segregated for open forward foreign currency contracts, futures contracts and/or TBA securities.
(d)	A portion of this security is held as collateral for open futures contracts.
(e)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(g)	Security is currently in default.
(h)	Variable rate security.
(i)	Security failed to make its 10/31/04 interest payment, however, the fund did receive the interest payment on 11/1/04.
(j)	Non-income producing security.
(k)	Participation interest was acquired through the financial institution indicated parenthetically.
(l)	Face amount represents local currency, unless otherwise indicated.
@	Security is valued in good faith by or under the direction of the Board of Directors.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 47 and 48 for definitions of ratings.

Abbreviation used in this schedule:

USD - U.S. Dollar

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND
Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 96.5%

CONSUMER DISCRETIONARY - 13.7%

Auto Components - 0.4%

400	BorgWarner, Inc.	$17,316

Household Durables - 0.9%

2,900	Fleetwood Enterprises, Inc.(a)	44,022

Leisure Equipment & Products - 2.6%

3,000	Hasbro, Inc.	56,400
3,500	Mattel, Inc.	63,455

		119,855

Media - 7.9%

2,100	Comcast Corp., Special Class A Shares (a)	58,632
7,100	Liberty Media Corp., Class A Shares (a)	61,912
1,900	The News Corp. Ltd., Sponsored ADR	62,453
4,650	Time Warner Inc. (a)	75,051
1,400	Viacom Inc., Class B Shares	46,984
2,500	The Walt Disney Co.	56,375

		361,407

Specialty Retail - 1.6%

1,900	The Home Depot, Inc.	74,480

Textiles & Apparel - 0.3%

1,300	Tommy Hilfiger Corp. (a)	12,831

	TOTAL CONSUMER DISCRETIONARY	629,911

CONSUMER STAPLES - 1.1%

Food & Drug Retailing - 1.1%

2,525	Safeway Inc. (a)	48,758

ENERGY - 5.1%

Energy Equipment & Services - 1.8%

2,700	GlobalSantaFe Corp.	82,755

Oil & Gas - 3.3%

1,000	Anadarko Petroleum Corp.	66,360
1,600	ChevronTexaco Corp.	85,824

		152,184

	TOTAL ENERGY	234,939

FINANCIALS - 18.0%

Banks - 0.8%

1,200	The Bank of New York Co., Inc.	35,004

Diversified Financials - 7.0%

1,700	American Express Co.	87,482
2,100	JPMorgan Chase & Co.	83,433
900	MBNA Corp.	22,680
1,100	Merrill Lynch & Co., Inc.	54,692
600	Morgan Stanley	29,580
1,000	State Street Corp.	42,710

		320,577

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND
Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Insurance - 10.2%

900	Ambac Financial Group, Inc.	$71,955
1,000	American International Group, Inc.	67,990
1,200	The Chubb Corp.	84,336
900	The Hartford Financial Services Group, Inc.	55,737
1,000	Marsh & McLennan Cos., Inc.	45,760
1,000	MGIC Investment Corp.	66,550
200	The PMI Group, Inc.	8,116
1,500	Radian Group Inc.	69,345

		469,789

	TOTAL FINANCIALS	825,370

HEALTHCARE - 13.8%

Biotechnology - 2.7%

500	Amgen Inc. (a)	28,340
10,300	Aphton Corp. (a)	37,080
3,255	Enzo Biochem, Inc. (a)	48,825
4,000	XOMA Ltd. (a)	9,280

		123,525

Healthcare Providers & Services - 1.0%
1,800	McKesson Corp.	46,170

Pharmaceuticals - 10.1%

2,300	Abbott Laboratories	97,428
1,600	GlaxoSmithKline PLC, Sponsored ADR	69,968
1,700	Johnson & Johnson	95,761
1,600	Merck & Co., Inc.	52,800
2,300	Pfizer Inc.	70,380
2,100	Wyeth	78,540

		464,877

	TOTAL HEALTHCARE	634,572

INDUSTRIALS - 7.5%

Aerospace & Defense - 2.7%

800	The Boeing Co.	41,296
2,100	Raytheon Co.	79,758

		121,054

Airlines - 1.2%

900	AMR Corp. (a)	6,597
1,000	Continental Airlines, Inc., Class B Shares (a)	8,520
1,000	Frontier Airlines, Inc. (a)	7,680
1,000	Northwest Airlines Corp. (a)	8,210
1,800	Southwest Airlines Co.	24,516

		55,523

Commercial Services & Supplies - 0.8%

1,500	Sabre Holdings Corp., Class A Shares	36,795

Construction & Engineering - 0.5%

800	Chicago Bridge & Iron Company N.V., NY Shares	23,992

Industrial Conglomerates - 1.1%

1,400	Honeywell International Inc.	50,204

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND
Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Machinery - 1.2%
700	Caterpillar Inc.	$56,315

	TOTAL INDUSTRIALS	343,883

INFORMATION TECHNOLOGY - 18.8%

Communications Equipment - 4.3%
16,600	Lucent Technologies Inc. (a)	52,622
4,400	Motorola, Inc.	79,376
4,700	Nokia Oyj, Sponsored ADR	64,484

		196,482

Computers & Peripherals - 1.8%
1,400	Electronics for Imaging, Inc. (a)	22,736
700	International Business Machines Corp.	60,018
600	Socket Communications, Inc. (a)	1,428

		84,182

Electronic Equipment & Instruments - 2.8%
2,800	Agilent Technologies, Inc. (a)	60,396
13,300	Solectron Corp. (a)	65,835

		126,231

Internet Software & Services - 0.7%
300	IAC/InterActiveCorp (a)	6,606
5,200	RealNetworks, Inc. (a)	24,232

		30,838

IT Consulting & Services - 2.1%
2,100	SunGard Data Systems Inc. (a)	49,917
4,400	Unisys Corp. (a)	45,408

		95,325

Office Electronics - 0.8%
3,200	IKON Office Solutions, Inc.	38,464

Semiconductor Equipment & Products - 4.2%
3,100	Intel Corp.	62,186
7,757	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (a)	55,385
3,600	Texas Instruments Inc.	76,608

		194,179

Software - 2.1%
400	Actuate Corp. (a)	1,412
5,100	Micromuse Inc. (a)	18,768
2,700	Microsoft Corp.	74,655

		94,835

	TOTAL INFORMATION TECHNOLOGY	860,536

MATERIALS - 12.5%

Chemicals - 3.3%
300	Cabot Corp.	11,571
1,800	The Dow Chemical Co.	81,324
2,100	Engelhard Corp.	59,535

		152,430

Containers & Packaging - 1.2%
3,000	Smurfit-Stone Container Corp. (a)	58,110

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Metals & Mining - 4.9%
2,200	Alcoa Inc.	$73,898
1,100	Allegheny Technologies, Inc.	20,075
1,200	Brush Engineered Materials Inc. (a)	24,852
1,700	Newmont Mining Corp.	77,401
1,400	RTI International Metals, Inc. (a)	27,118

		223,344

Paper & Forest Products - 3.1%
1,900	Georgia-Pacific Corp.	68,305
1,100	Weyerhaeuser Co.	73,128

		141,433

	TOTAL MATERIALS	575,317

TELECOMMUNICATION SERVICES - 4.7%

Diversified Telecommunication Services - 3.0%
3,000	Nippon Telegraph and Telephone Corp., Sponsored ADR	59,940
3,000	SBC Communications Inc.	77,850

		137,790

Wireless Telecommunication Services - 1.7%
3,300	Vodafone Group PLC, Sponsored ADR	79,563

	TOTAL TELECOMMUNICATION SERVICES	217,353

UTILITIES - 1.3%

Electric Utilities - 0.2%
2,200	Calpine Corp. (a)	6,380

Multi-Utilities - 1.1%
4,300	The Williams Cos., Inc.	52,030

	TOTAL UTILITIES	58,410

	TOTAL COMMON STOCK (Cost - $4,183,468)	4,429,049

FOREIGN STOCK - 1.5%

FINANCIALS - 1.3%

Banks - 1.3%
7	Mitsubishi Tokyo Financial Group, Inc. (a)	58,378

INDUSTRIALS - 0.1%

Industrial Conglomerates - 0.1%
700	Hutchison Whampoa Ltd.	5,476

MATERIALS - 0.1%

Metals & Mining - 0.1%
600	WGI Heavy Minerals, Inc. (a)	3,068

TELECOMMUNICATION SERVICES - 0.0%

Wireless Telecommunication Services - 0.0%
9	Hutchison Telecommunications International Ltd. (a)(b)	0

	TOTAL FOREIGN STOCK (Cost - $70,690)	66,922

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 2.6%
$120,000	Bank of America Corp. dated 9/30/04, 1.830% due 10/1/04; Proceeds at maturity - $120,006; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% to 6.625% due 2/14/05 to 10/15/14; Market value - $122,400) (Cost - $120,000)	$120,000

	TOTAL INVESTMENTS - 100.6% (Cost - $4,374,158*)	4,615,971
	Liabilities in Excess of Other Assets - (0.6%)	(29,183)

	TOTAL NET ASSETS - 100.0%	$4,586,788

(a)	Non-income producing security.
(b)	Security is valued in good faith by or under the direction of the Board of Directors.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE MONEY MARKET FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. TREASURY OBLIGATION - 13.9%
$100,000	United States Treasury Bill matures 10/7/04 (Cost - $99,975)	1.51%	$99,975

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 84.5%
119,000	Federal Farm Credit Bank matures 10/6/04	1.74	118,971
160,000	Federal Home Loan Bank matures 10/1/04	1.50	160,000
155,000	Federal Home Loan Mortgage Corp. matures 10/5/04	1.74	154,970
175,000	Federal National Mortgage Association matures 10/6/04	1.75	174,957

	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost - $608,898)		608,898

REPURCHASE AGREEMENT - 4.2%
30,000	UBS Financial Services dated 9/30/04, 1.740% due 10/1/04; Proceeds at maturity - $30,001; (Fully collateralized by U.S.Treasury Notes, 4.750% to 7.875% due 11/15/04 to 11/15/08; Market value - $30,601) (Cost - $30,000)		30,000

	TOTAL INVESTMENTS - 102.6% (Cost - $738,873*)		708,873
	Liabilities in Excess of Other Assets - (2.6%)		(18,907)

	TOTAL NET ASSETS - 100.0%		$719,966

*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 91.7%

CONSUMER DISCRETIONARY - 14.2%

Media - 14.0%
33,620	Cablevision Systems Corp., NY Group Class A Shares (a)	$681,814
4,117	Comcast Corp., Class A Shares (a)	116,264
47,025	Comcast Corp., Special Class A Shares (a)	1,312,938
71,900	Liberty Media Corp., Class A Shares (a)	626,968
2,730	Liberty Media International, Inc., Class A Shares (a)	91,078
61,200	Time Warner Inc. (a)	987,768
8,153	Viacom Inc., Class B Shares	273,615
23,000	The Walt Disney Co.	518,650
5,600	World Wrestling Entertainment, Inc.	68,432

		4,677,527

Specialty Retail - 0.2%
7,700	Charming Shoppes, Inc. (a)	54,824

	TOTAL CONSUMER DISCRETIONARY	4,732,351

ENERGY - 10.8%

Energy Equipment & Services - 5.9%
7,600	Core Laboratories N.V. (a)	186,884
20,950	Grant Prideco, Inc. (a)	429,266
26,750	Weatherford International Ltd. (a)	1,364,785

		1,980,935

Oil & Gas - 4.9%
24,800	Anadarko Petroleum Corp.	1,645,728

	TOTAL ENERGY	3,626,663

EXCHANGE TRADED FUND - 1.8%
16,600	Nasdaq-100 Index Tracking Stock	583,490

FINANCIALS - 9.5%

Banks - 1.1%
17,849	New York Community Bancorp, Inc.	366,618

Diversified Financials - 8.4%
4,500	CIT Group Inc.	168,255
3,900	Cohen & Steers, Inc.	60,216
200	Greenhill & Co., Inc.	4,720
20,050	Lehman Brothers Holdings Inc.	1,598,386
19,550	Merrill Lynch & Co., Inc.	972,026
50	National Financial Partners Corp.	1,789

		2,805,392

Real Estate - 0.0%
3	Corrections Corp. of America (a)	106

	TOTAL FINANCIALS	3,172,116

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
HEALTHCARE - 36.7%

Biotechnology - 22.5%
6,420	Alkermes, Inc. (a)	$74,087
26,900	Amgen Inc. (a)	1,524,692
25,850	Biogen Idec Inc. (a)	1,581,244
2,600	CancerVax Corp. (a)	21,060
31,675	Chiron Corp. (a)	1,400,035
4,300	Genentech, Inc. (a)	225,406
25,448	Genzyme Corp. (a)	1,384,626
16,428	ImClone Systems Inc. (a)	868,220
8,200	Isis Pharmaceuticals, Inc. (a)	40,180
23,546	Millennium Pharmaceuticals, Inc. (a)	322,816
4,860	Nanogen, Inc. (a)	18,614
6,410	Vertex Pharmaceuticals Inc. (a)	67,305

		7,528,285

Healthcare Equipment & Supplies - 0.5%
3,400	Biosite Inc. (a)	166,464

Healthcare Providers & Services - 5.0%
22,660	UnitedHealth Group Inc.	1,670,948

Pharmaceuticals - 8.7%
34,080	Forest Laboratories, Inc. (a)	1,532,918
10,100	Johnson & Johnson	568,933
18,900	King Pharmaceuticals, Inc. (a)	225,666
2,500	Pfizer Inc.	76,500
6,442	Teva Pharmaceutical Industries Ltd., Sponsored ADR	167,170
14,000	Valeant Pharmaceuticals International	337,680

		2,908,867

	TOTAL HEALTHCARE	12,274,564

INDUSTRIALS - 7.1%

Aerospace & Defense - 2.8%
13,850	L-3 Communications Holdings, Inc.	927,950

Industrial Conglomerates - 3.4%
37,134	Tyco International Ltd.	1,138,528

Machinery - 0.9%
13,000	Pall Corp.	318,240

	TOTAL INDUSTRIALS	2,384,718

INFORMATION TECHNOLOGY - 10.5%

Communications Equipment - 2.8%
14,700	C-COR Inc. (a)	124,215
4,200	DSP Group, Inc. (a)	88,410
31,800	Motorola, Inc.	573,672
11,400	Nokia Oyj, Sponsored ADR	156,408

		942,705

Computers & Peripherals - 2.0%
3,500	Drexler Technology Corp. (a)	32,060

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Computers & Peripherals - 2.0% (continued)
38,162	Maxtor Corp. (a)	$198,442
31,500	Quantum Corp. (a)	72,765
12,700	SanDisk Corp. (a)	369,824

		673,091

Electronic Equipment & Instruments - 0.5%
5,750	Excel Technology, Inc. (a)	148,465

IT Services - 0.0%
105	Cogent Inc. (a)	1,913

Semiconductor Equipment & Products - 4.4%
6,500	Cirrus Logic, Inc. (a)	31,005
4,900	Cree, Inc. (a)	149,597
13,925	Intel Corp.	279,336
56,555	Micron Technology, Inc. (a)	680,357
13,200	RF Micro Devices, Inc. (a)	83,688
5,400	Standard Microsystems Corp. (a)	94,554
12,100	Teradyne, Inc. (a)	162,140

		1,480,677

Software - 0.8%
3,300	Advent Software, Inc. (a)	55,539
1,900	Autodesk, Inc.	92,397
3,800	Microsoft Corp.	105,070

		253,006

	TOTAL INFORMATION TECHNOLOGY	3,499,857

TELECOMMUNICATION SERVICES - 1.1%

Diversified Telecommunication Services - 0.1%
3,100	AT&T Corp.	44,392

Wireless Telecommunication Services - 1.0%
21,730	AT&T Wireless Services, Inc. (a)	321,169

	TOTAL TELECOMMUNICATION SERVICES	365,561

	TOTAL COMMON STOCK (Cost - $31,624,293)	30,639,320

FACE AMOUNT
REPURCHASE AGREEMENTS - 10.7%
$1,260,000	Deutsche Bank Securities Inc. dated 9/30/04, 1.830% due 10/1/04; Proceeds at maturity - $1,260,064; (Fully collateralized by Federal Home Loan Mortgage Corp. Notes and Bonds, 4.500% to 10.700% due 9/15/14 to 9/15/34; Market value - $1,285,200)	1,260,000
1,300,000	Merrill Lynch & Co., Inc. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $1,300,067; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.050% due 10/8/04 to 8/4/28; Market value - $1,326,009)	1,300,000

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS - 10.7% (continued)
$1,000,000	UBS Financial Services Inc. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $1,000,051; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconstruction & Development Bonds, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $1,020,002)	$1,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $3,560,000)	3,560,000

	TOTAL INVESTMENTS - 102.4% (Cost - $35,184,293*)	34,199,320
	Liabilities in Excess of Other Assets - (2.4%)	(788,635)

	TOTAL NET ASSETS - 100.0%	$33,410,685

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 101.4%
Australia - 1.9%
1,000	Macquarie Bank Ltd.	$26,305
3,605	News Corp. Ltd.	29,791

		56,096

Denmark - 1.8%
930	Novo Nordisk A/S, Class B Shares	50,904

Finland - 2.4%
5,000	Nokia Oyj	68,793

France - 7.5%
4,700	Axa	95,072
625	Essilor International S.A.	40,163
800	Total SA, Sponsored ADR	81,736

		216,971

Germany - 4.0%
450	BASF AG, Sponsored ADR	26,527
1,500	SAP AG, Sponsored ADR	58,425
1,400	Stada Arzneimittel AG	31,118

		116,070

Hong Kong - 2.0%
2,000	Hutchinson Whampoa Ltd.	15,645
15,000	Johnson Electric Holdings Ltd.	14,715
4,000	Swire Pacific Limited, Class A Shares	27,827

		58,187

Ireland - 8.2%
3,900	Bank of Ireland	52,545
2,512	CRH PLC	60,046
10,000	Irish Continental Group PLC	124,175

		236,766

Italy - 1.2%
3,000	Saipem S.p.A.	33,713

Japan - 21.7%
2,000	Canon Inc.	94,015
5,000	Dowa Mining Co., Ltd.	33,531
2,000	Honda Motor Co., Ltd., Sponsored ADR	48,720
400	Hoya Corp.	41,926
2,000	Ito-Yokado Co., Ltd.	68,606
6	Mitsubishi Tokyo Financial Group, Inc.	50,038
200	Nidec Corp.	20,219
2,000	Nomura Holdings, Inc.	25,682
700	NTT DoCoMo, Inc., Sponsored ADR	11,900
300	Rohm Co. Ltd.	30,165
500	Seven-Eleven Japan Co., Ltd., Unsponsored ADR	14,290
2,000	Sharp Corp.	27,515
600	Shin-Etsu Chemical Co., Ltd.	21,562
4,000	Terumo Corp.	91,111

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Japan - 21.7% (continued)
5,000	Toppan Printing Co., Ltd.	$49,049

		628,329

Mexico - 4.1%
35,000	Wal-Mart de Mexico S.A. de CV	118,839

Netherlands - 1.7%
975	Royal Dutch Petroleum Co.	50,208

Norway - 1.0%
5,700	Stolt Offshore S.A. (a)	27,182

Singapore - 4.4%
6,000	DBS Group Holdings Ltd.	56,999
19,550	Singapore Press Holdings Ltd.	55,020
1,400	Venture Manufacturing Ltd.	13,715

		125,734

Spain - 4.1%
7,700	Indra Sistemas S.A.	102,499
1,100	Telefonica S.A.	16,459

		118,958

Switzerland - 13.9%
3,500	Mettler-Toledo International Inc. (a)	165,270
240	Nestle SA	55,033
900	Roche Holding AG	93,085
100	Synthes, Inc. (a)	10,904
1,100	UBS AG	77,522

		401,814

United Kingdom - 21.5%
800	AstraZeneca PLC	32,792
2,000	BOC Group PLC	31,995
6,600	BP PLC	63,005
16,000	Capita Group PLC	95,263
7,000	Compass Group PLC	27,933
3,000	Diageo PLC	37,461
825	HSBC Holdings PLC, Sponsored ADR	65,835
9,052	Kingfisher PLC	50,496
1,113	Royal Bank of Scotland Group PLC	32,132
22,000	Serco Group PLC	85,599
12,607	Tesco PLC	65,079
3,700	WPP Group PLC	34,450

		622,040

	TOTAL COMMON STOCK (Cost - $2,211,843)	2,930,604

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

RIGHTS	SECURITY	VALUE
RIGHTS (a) - 0.0%

Hong Kong - 0.0%
26	Hutchinson Telecommunications International Ltd., Expire 10/5/04 (b)	$0

	TOTAL RIGHTS (Cost - $0)	0

	TOTAL INVESTMENTS - 101.4% (Cost - $2,211,843*)	2,930,604
	Liabilities in Excess of Other Assets - (1.4)%	(39,496)

	TOTAL NET ASSETS - 100.0%	$2,891,108

(a)	Non-income producing security.
(b)	Security is valued in good faith by or under the direction of the Board of Directors.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

Summary of Investments by Industry**
Information Technology	20.3%
Financials	17.4
Healthcare	11.9
Consumer Discretionary	11.7
Industrials	8.9
Energy	8.7
Consumer Staples	5.9
Materials	5.9
Other	9.3

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2004 and are subject to change.

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 97.7%

CONSUMER DISCRETIONARY - 9.2%

Hotels, Restaurants & Leisure - 0.8%
3,070	McDonald’s Corp.	$86,052

Household Durables - 0.9%
4,720	Newell Rubbermaid Inc.	94,589

Leisure Equipment & Products - 1.0%
5,910	Mattel, Inc.	107,148

Media - 4.1%
3,470	Comcast Corp., Class A Shares (a)	97,993
1,290	Comcast Corp., Special Class A Shares (a)	36,017
8,757	Liberty Media Corp., Class A Shares (a)	76,361
527	Liberty Media International, Inc., Class A Shares (a)	17,582
2,540	The News Corp. Ltd., Sponsored Preferred ADR	79,578
3,440	Viacom Inc., Class B Shares	115,446

		422,977

Multiline Retail - 0.8%
1,890	Costco Wholesale Corp.	78,548

Specialty Retail - 1.6%
3,070	Best Buy Co., Inc.	166,517

	TOTAL CONSUMER DISCRETIONARY	955,831

CONSUMER STAPLES - 9.5%

Beverages - 1.9%
3,950	PepsiCo, Inc.	192,168

Food Products - 1.9%
2,840	Kellogg Co.	121,154
3,500	Sara Lee Corp.	80,010

		201,164

Household Products - 4.2%
3,160	Kimberly-Clark Corp.	204,104
4,240	The Procter & Gamble Co.	229,469

		433,573

Personal Products - 1.0%
2,520	The Estee Lauder Cos. Inc., Class A Shares	105,336

Tobacco - 0.5%
1,150	Altria Group, Inc.	54,096

	TOTAL CONSUMER STAPLES	986,337

ENERGY - 8.2%
Energy Equipment & Services - 2.1%
3,860	ENSCO International Inc.	126,106
2,930	GlobalSantaFe Corp.	89,805

		215,911

Oil & Gas - 6.1%
2,100	ChevronTexaco Corp.	112,644

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Oil & Gas - 6.1% (continued)
7,050	Exxon Mobil Corp.	$340,727
1,790	Total SA, Sponsored ADR	182,884

		636,255

	TOTAL ENERGY	852,166

FINANCIALS - 19.6%

Banks - 8.5%
6,786	Bank of America Corp.	294,037
2,620	The Bank of New York Co., Inc.	76,425
1,400	Comerica Inc.	83,090
2,800	U.S. Bancorp	80,920
2,380	Wachovia Corp.	111,741
4,100	Wells Fargo & Co.	244,483

		890,696

Diversified Financials - 7.4%
2,690	American Express Co.	138,427
1,540	Freddie Mac	100,470
1,540	The Goldman Sachs Group, Inc.	143,590
5,525	JPMorgan Chase & Co.	219,508
3,050	MBNA Corp.	76,860
1,800	Merrill Lynch & Co., Inc.	89,496

		768,351

Insurance - 3.7%
3,270	American International Group, Inc.	222,327
1	Berkshire Hathaway Inc., Class A Shares (a)	86,650
1,160	The Chubb Corp.	81,525

		390,502

	TOTAL FINANCIALS	2,049,549

HEALTHCARE - 12.9%

Biotechnology - 2.1%
2,308	Amgen Inc. (a)	130,817
1,430	OSI Pharmaceuticals, Inc. (a)	87,888

		218,705

Healthcare Equipment & Supplies - 2.4%
1,830	Fisher Scientific International Inc. (a)	106,744
2,240	Guidant Corp.	147,930

		254,674

Pharmaceuticals - 8.4%
3,410	GlaxoSmithKline PLC, ADR	149,119
9,190	Pfizer Inc.	281,214
5,630	Schering-Plough Corp.	107,308
1,600	Sepracor Inc. (a)	78,048
6,380	Teva Pharmaceutical Industries Ltd., Sponsored ADR	165,561

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Pharmaceuticals - 8.4% (continued)
2,570	Wyeth	$96,118

		877,368

	TOTAL HEALTHCARE	1,350,747

INDUSTRIALS - 14.7%

Aerospace & Defense - 4.5%
4,890	The Boeing Co.	252,422
1,790	Lockheed Martin Corp.	99,846
3,260	Raytheon Co.	123,815

		476,083

Building Products - 1.1%
2,910	American Standard Cos. Inc. (a)	113,228

Commercial Services & Supplies - 2.4%
1,580	Avery Dennison Corp.	103,932
3,200	Paychex, Inc.	96,480
1,750	Waste Management, Inc.	47,845

		248,257

Industrial Conglomerates - 6.0%
11,990	General Electric Co.	402,624
2,870	Honeywell International Inc.	102,918
3,770	Tyco International Ltd.	115,588

		621,130

Machinery - 0.7%
2,020	Navistar International Corp. (a)	75,124

	TOTAL INDUSTRIALS	1,533,822

INFORMATION TECHNOLOGY - 15.0%

Communications Equipment - 3.8%
53,190	ADC Telecommunications, Inc. (a)	96,274
6,870	Cisco Systems, Inc. (a)	124,347
42,080	Nortel Networks Corp. (a)	143,072
1,300	Polycom, Inc. (a)	25,766

		389,459

Computers & Peripherals - 4.2%
4,380	Dell Inc. (a)	155,928
5,860	Hewlett-Packard Co.	109,875
2,020	International Business Machines Corp.	173,195

		438,998

Semiconductor Equipment & Products - 2.0%
4,700	Applied Materials, Inc. (a)	77,503
3,260	Intel Corp.	65,396
2,500	Xilinx, Inc.	67,500

		210,399

Software - 5.0%
4,890	BMC Software, Inc. (a)	77,311
14,120	Microsoft Corp.	390,418

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Software - 5.0% (continued)
4,780	Oracle Corp. (a)	$53,918

		521,647

	TOTAL INFORMATION TECHNOLOGY	1,560,503

MATERIALS - 4.0%

Containers & Packaging - 0.5%
2,980	Smurfit-Stone Container Corp. (a)	57,723

Metals & Mining - 2.2%
3,820	Alcoa Inc.	128,314
4,920	Barrick Gold Corp.	103,517

		231,831

Paper & Forest Products - 1.3%
3,290	International Paper Co.	132,949

	TOTAL MATERIALS	422,503

TELECOMMUNICATION SERVICES - 1.8%

Wireless Telecommunication Services - 1.8%
8,700	AT&T Wireless Services, Inc. (a)	128,586
2,300	Nextel Communications, Inc., Class A Shares (a)	54,832

	TOTAL TELECOMMUNICATION SERVICES	183,418

UTILITIES - 2.8%

Electric Utilities - 0.7%
1,790	FirstEnergy Corp.	73,533

Gas Utilities - 1.2%
13,770	El Paso Corp.	126,546

Multi-Utilities - 0.9%
4,590	NiSource Inc.	96,436

	TOTAL UTILITIES	296,515

	TOTAL COMMON STOCK (Cost - $8,794,973)	10,191,391

FACE AMOUNT
REPURCHASE AGREEMENT - 2.8%
$298,000	UBS Financial Services Inc. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $298,015; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconstruction & Development bonds, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $303,960) (Cost - $298,000)	298,000

	TOTAL INVESTMENTS - 100.5% (Cost - $9,092,973*)	10,489,391
	Liabilities in Excess of Other Assets - (0.5%)	(56,856)

	TOTAL NET ASSETS - 100.0%	$10,432,535

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Money Market Fund (“Money Market Fund”), Diversified Strategic Income Portfolio, Salomon Brothers Variable All Cap Value Fund (“All Cap Value Fund”), Equity Index Portfolio, Salomon Brothers Variable Growth & Income Fund (“Growth & Income Fund”), Salomon Brothers Variable Aggressive Growth Fund (“Aggressive Growth Fund”) and Salomon Brothers Variable International Equity Fund (“International Equity Fund”) (“Fund(s)”) are separate diversified investment funds of the Greenwich Street Series Fund (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures Contracts. The Diversified Strategic Income Portfolio, All Cap Value Fund, Equity Index Portfolio, Growth & Income Fund, Aggressive Growth Fund and International Equity Fund may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contracts may not correlate with the changes in the value of the investments hedged. In addition, the purchases of futures contracts involve the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedules of Investments (unaudited) (continued)

(d) Forward Foreign Currency Contracts. The Diversified Strategic Income Portfolio, Aggressive Growth Fund and International Equity Fund may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(e) Securities Traded on a To-Be-Announced Basis. The Diversified Strategic Income Portfolio, All Cap Value Fund, Growth & Income Fund, Aggressive Growth Fund and International Equity Fund may from time to time purchase securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

(f) Mortgage Dollar Roll Transactions. The Diversified Strategic Income Portfolio may enter into mortgage dollar roll transactions. Mortgage roll transactions involve sales by the Fund of mortgage related securities that it holds with agreements by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sales will be reinvested and the income from these investments, together with any additional income received on the sales, are included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund, right to repurchase the securities may be limited.

(g) Loan Participations. Diversified Strateigc Income Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investments in any such loans may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loans in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as general creditors of the lender and may not benefit from any set-off between the lender and the borrower.

(h) Investment Transactions. Security transactions are accounted for on trade date.

(i) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Strategic Income Portfolio	$3,331,603	$(848,407)	$2,483,196
All Cap Value Fund	561,722	(319,909)	241,813
Equity Index Portfolio	191,967,464	(243,466,556)	(51,499,092)
Growth & Income Fund	1,685,729	(289,311)	1,396,418
Aggressive Growth Fund	3,492,529	(4,477,502)	(984,973)
International Equity Fund	878,200	(159,439)	718,761

At September 30, 2004, the Equity Index Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
S&P 500 Index	139	12/04	$39,151,175	$38,742,775	$(408,400)

Net Unrealized Loss on Open Futures Contracts					$(408,400)

At September 30, 2004, the Diversified Strategic Income Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain(Loss)
To Buy:
U.S. Treasury 20 Year Bonds	13	12/04	$1,431,063	$1,458,844	$27,781
To Sell:
U.S. Treasury 2 Year Notes	26	12/04	5,492,616	5,492,094	522
U.S. Treasury 5 Year Notes	37	12/04	4,077,381	4,097,750	(20,369)
U.S. Treasury 10 Year Notes	65	12/04	7,279,998	7,320,625	(40,627)

Net Unrealized Loss on Open Futures Contracts					$(32,693)

At September 30, 2004, the Diversified Strategic Income Portfolio had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
To Sell:
Euro	6,950,000	$8,628,767	10/22/04	$(146,987)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(146,987)

Notes to Schedules of Investments (unaudited) (continued)

During the nine months ended September 30, 2004, Diversified Strategic Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $212,173,164.

At September 30, 2004, Diversified Strategic Income Portfolio had outstanding net contracts to repurchase mortgage-backed securities of $27,462,621 for scheduled settlements on October 14, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenwich Street Series Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer

Date November 29, 2004